Financial Risk Management - Schedule of Undiscounted Cash Flows of Financial Liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Lease liability for right-of-use asset	S/ 80,216
Bonds	924,042	S/ 937,042
Accounts payables to related parties	38,916	55,941
Other accounts payables (except non-financial liabilities)	70,592	55,865
Liquidity risk [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	803,491	1,260,011
Finance leases	27,639	36,734
Lease liability for right-of-use asset	102,524
Bonds	1,709,627	1,794,438
Trade accounts payables (except non-financial liabilities)	966,620	980,723
Accounts payables to related parties	61,499	77,790
Other accounts payables (except non-financial liabilities)	397,511	473,210
Other non-financial liabilities	52	61
Derivative financial liabilities undiscounted cash flows	4,068,963	4,622,967
Liquidity risk [member] | Up to 1 year [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	479,000	816,122
Finance leases	10,826	15,151
Lease liability for right-of-use asset	24,966
Bonds	115,690	111,080
Trade accounts payables (except non-financial liabilities)	966,620	980,723
Accounts payables to related parties	38,916	55,941
Other accounts payables (except non-financial liabilities)	200,098	116,806
Derivative financial liabilities undiscounted cash flows	1,836,116	2,095,823
Liquidity risk [member] | From 1 to 2 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	147,473	273,079
Finance leases	3,467	7,489
Lease liability for right-of-use asset	38,788
Bonds	157,516	153,287
Accounts payables to related parties	21,747	21,849
Other accounts payables (except non-financial liabilities)	2,505	17,777
Other non-financial liabilities	52	61
Derivative financial liabilities undiscounted cash flows	371,548	473,542
Liquidity risk [member] | Within 2 to 5 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	177,018	129,233
Finance leases	13,346	14,094
Lease liability for right-of-use asset	31,167
Bonds	358,461	355,667
Other accounts payables (except non-financial liabilities)	194,908	338,627
Derivative financial liabilities undiscounted cash flows	774,900	837,621
Liquidity risk [member] | Over 5 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)		41,577
Lease liability for right-of-use asset	7,603
Bonds	1,077,960	1,174,404
Accounts payables to related parties	836
Derivative financial liabilities undiscounted cash flows	S/ 1,086,399	S/ 1,215,981